Contingent liabilities and legal proceedings - Vodafone Idea (Details) - Vodafone India and Idea Cellular merger € in Millions, ₨ in Billions	1 Months Ended		12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 EUR (€)	Mar. 31, 2022 EUR (€)
Contingent liabilities and legal proceedings - Conti
Estimated financial effect of contingent liabilities						€ 0
Payments made under agreed mechanism				₨ 19	€ 235
Maximum
Contingent liabilities and legal proceedings - Conti
Estimated financial effect of contingent liabilities	₨ 64					€ 743
Vodafone Idea Limited
Contingent liabilities and legal proceedings - Conti
Group's share of losses			€ 0
Vodafone Idea Limited
Contingent liabilities and legal proceedings - Conti
Issue of equity	₨ 45	€ 524